S000003463 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.05%	(0.71%)	1.18%
Sit Developing Markets Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.62%	2.54%	3.75%
Sit Developing Markets Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	1.99%	3.26%
Sit Developing Markets Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	1.91%	2.88%

[1]	A broad-based securities market index that represents the overall equity markets in emerging countries.